Capital Lease Obligations (Additional Information) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Capital Lease Obligations Additional Information [Line Items]
Depreciation	$ 99,705	$ 98,348	$ 377,840	$ 468,817
Assets Held under Capital Leases [Member]
Capital Lease Obligations Additional Information [Line Items]
Depreciation			17,247	34,433
Maximum [Member]
Capital Lease Obligations Additional Information [Line Items]
Capital Lease Obligation Monthly Lease Payments			2,049
Capital Lease Obligation Interest Rate			26.71%
Minimum [Member]
Capital Lease Obligations Additional Information [Line Items]
Capital Lease Obligation Monthly Lease Payments			$ 1,419
Capital Lease Obligation Interest Rate			25.15%